Pipeline Business Acquisition (Details Narrative) $ in Thousands	Sep. 30, 2015 USD ($) yr	Nov. 07, 2013 USD ($)
Operating leases minimum future annualized rental payments	$ 2,492
Pipeline
Pipeline Transportation, Inc operations acquired		$ 10,023
Non-cancellable operating lease remaining period | yr	2.1
Operating leases minimum future annualized rental payments	$ 1,099
Goodwill		$ 2,344